UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05506
College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street Boston, MA 02110
(Address of principal executive offices) (Zip code)
Brian True
U.S. Bank Corporate Trust Services
One Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (513) 632-5578
Date of fiscal year end: November 30
Date of reporting period: December 1, 2009 — May 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

College and University
Facility Loan Trust Two
Financial Statements
As of and for the Period Ended May 31, 2010

College and University
Facility Loan Trust Two
Statement of Assets and Liabilities

May 31,	2010

Assets:

Investments, at amortized cost, net of allowance for loan losses of $675,000 (Notes 1, 2, 6, 7 and 8)	$36,593,818
Cash	50,000
Interest receivable	335,610
Loans receivable (Note 2)	224,739
Deferred bond issuance costs (Note 2)	66,822
Prepaid expenses	13,750

Total assets	37,284,739

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)	27,893,788
Bond interest payable (Note 3)	654,231
Accrued expenses and other liabilities	227,147
Payable to Trustees	3,848
Distribution payable to Class B certificateholders (Note 5)	443,298

Total liabilities	29,222,312

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding – 1,763,800 certificates (Note 5)	1,763,800
Distributions in excess of tax earnings (Note 2)	(1,136,512)
Additional paid-in capital (Note 2)	7,435,139

Total net assets	$8,062,427

Net asset value per Class B certificate (based on 1,763,800 certificates outstanding)	$4.57

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statement of Operations

Six months ended May 31,	2010

Investment income:
Interest income (Note 2)	$1,955,666

Expenses:
Interest expense (Notes 2 and 3)	1,329,179
Servicer fees (Note 4)	18,712
Trustee fees (Note 4)	17,598
Other trust and bond administration expenses	206,749

Total expenses	1,572,238

Net investment income	383,428

Net increase in net assets resulting from operations	$383,428

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statement of Cash Flows

Six months ended May 31,	2010

Cash flows from operating activities:
Interest received	$811,710
Interest paid	(735,914)
Operating expenses paid	(219,672)
Net decrease in funds held under investment agreements	1,715,702
Principal payments on loans	2,982,721

Net cash provided by operating activities	4,554,547

Cash flows from financing activities:
Principal repayments on Bonds	(4,084,146)
Distributions to Class B certificateholders	(829,651)

Net cash used in financing activities	(4,913,797)

Net decrease in cash	(359,250)

Cash, beginning of period	409,250

Cash, end of period	$50,000

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$383,428
Decrease in interest receivable	24,136
Increase in prepaid assets	(13,750)
Decrease in Bond interest payable	(81,683)
Increase in accrued expenses and other liabilities	37,137
Decrease in investment contracts	1,715,702
Decrease in loan principal balance	2,996,460
Increase in loan receivable	(13,739)
Amortization of original issue discount on Bonds	665,219
Amortization of purchase discount on loans	(1,168,092)
Accretion of deferred Bond issuance costs	9,729

Net cash provided by operating activities	$4,554,547

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2010	2009

From operations:
Net investment income	$383,428	$688,443
Decrease in reserve for loan losses	—	157,376

Net increase in net assets applicable to Class B certificateholders resulting from operations	383,428	845,819

Distributions to Class B certificateholders from:
Tax return of capital (Note 5)	(443,298)	(1,076,089)

Net decrease in net assets	(59,870)	(230,720)

Net assets:
Beginning of period	8,122,297	8,352,567

End of period	$8,062,427	$8,122,297

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Financial Highlights

	Six Months
	Ended
	May 31,	Years Ended November 30,
	2010	2009		2008		2007		2006		2005
	(Unaudited)	(Audited)

Net asset value, beginning of period	$4.60	$4.74		$4.95		$5.23		$6.23		$5.97

Net investment income	.22	.39		.49		.61		.75		.70

Decrease in provision for loan loss	—	.09		—		.05		.28		—

Distribution to Class B certificateholders from tax return of capital	(.25)	(.62)		(.70)		(.94)		(2.03)		(.44)

Net asset value, end of period	$4.57	$4.60		$4.74		$4.95		$5.23		$6.23

Total investment return(a)	N/A	N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$8,062,427	$8,122,297		$8,352,567		$8,733,563		$9,217,465		$10,989,952

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	19.43% (b)	43.62	%(b)	45.87	%(b)	49.51	% (b)	52.81	%(b)	54.60	% (b)

Ratio of net investment income to average net assets applicable to Class B certificates	4.74%	8.36%		9.98%		11.94%		13.09%		11.54%

Number of Class B certificates outstanding, end of year	1,763,800	1,763,800		1,763,800		1,763,800		1,763,800		1,763,800

(a)	The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading. In addition, as the Trust did not purchase or sell investments during the periods presented, “portfolio turnover” would have been 0% for all periods presented.

(b)	Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 6.25%(c), 5.86%, 4.44%, 4.07%, 3.76% and 3.58% in 2010, 2009, 2008, 2007, 2006 and 2005, respectively.

(c)	Annualized.
The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
1.	Organization and Business
College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity, but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.
The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The Bank of New York, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
1.	Organization and Business (Continued)
All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.
On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.
2.	Summary of Significant Accounting Policies
(a) College and University Facility Loans The Loans were purchased and recorded at a discount below par. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income in the same accounting period. The remaining balance of the purchase discount on the Loans as of May 31, 2010 was approximately $9,999,000. As a result of prepayments of Loans during the period ended May 31, 2010, additional interest income of approximately $148,000 was recognized in the statement of operations.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.	Summary of Significant Accounting Policies (Continued)
(a) College and University Facility Loans (Continued)
Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting, Accounting Standard Codification (“ASC”) Topic 820 Fair Value Measurements and Disclosures, (“ASC 820”). However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.
The Trust’s policy is to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal.
The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date. The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:
(1)	a valuation allowance for loans identified as impaired,

(2)	a formula-based general allowance for the various loan portfolio classifications, and

(3)	an unallocated allowance.
A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment. At May 31, 2010, there were no recorded investments in loans that are considered to be impaired.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.	Summary of Significant Accounting Policies (Continued)
(a) College and University Facility Loans (Continued)
The formula-based general allowance is derived primarily by certain credit risk statistics based on the most current financial information of the underlying entity. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust’s formula-based general allowance.
In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.
The allowance for loan losses of $675,000 was based on the general and unallocated calculations as described above as there were no loans that were considered impaired as of the period ended May 31, 2010.
There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements and could be material.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.	Summary of Significant Accounting Policies (Continued)
(b) Other Investments
Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank’s option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.
ASC 820 requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.
(c) Federal Income Taxes
It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.
For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.
Financial Accounting Standards Board (“FASB”) ASC Topic 740 Income Taxes, (“ASC 740”) requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.	Summary of Significant Accounting Policies (Continued)
the known implications of ASC 740 on its computation of net assets for the Trust. As a result of this evaluation, the Trust has concluded that ASC 740 did not have any effect on the Trust’s financial statements and no cumulative effect adjustments were recorded.
As of May 31, 2010, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
(d) Deferred Bond Issuance Costs
Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.
(e) Presentation of Capital Distributions
Capital distributions are accounted for in accordance with FASB ASC Topic 946 Investment Companie (“ASC 946”). ASC 946 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.   Summary of Significant Accounting Policies (Continued)
(e) Presentation of Capital Distributions (Continued)
The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discount on the Loans. Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.
As of November 30, 2009, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.
The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2010; however, the amount cannot be reasonably estimated at May 31, 2010.
(f) Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Trust to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.	Summary of Significant Accounting Policies (Continued)
(f) Use of Estimates (Continued)
are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions and differences could be material.
(g) Loans Receivable
Payments due for certain loans had not been received as of May 31, 2010 and therefore have been reported as loans receivable.
(h) Statement of Cash Flows
The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand and does not include any short-term investments.
(i) Risk Factors
The Trust’s investments are subject to the following:
Market Risk
Market risk represents the potential loss that can be caused by a change in the fair value of the financial instrument.
Credit Risk
Credit risk represents the risk that the Trust would incur if the counterparties failed to perform pursuant to the terms of their agreements with the Trust.
The Trust’s investments are held in escrow by Bank of New York Mellon (the “Trustee”). The Trustee has custody of the Trusts investments. The Trust is subject to counterparty risk to the extent that the Trustee may be unable to fulfill their obligations to the Trust.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.	Summary of Significant Accounting Policies (Continued)
(i) Risk Factors (Continued)
Prepayment Risk
Most of the loans held by the Trust allow for prepayment of principal without penalty. As such the Trust is subject to prepayment risk, which could negatively impact future earnings.
(j) Indemnification
Under the Trust’s organizational documents, its Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and certificateholders’ are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust may enter into agreements with service providers that may contain indemnification clauses. Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
(k) Recent Accounting Pronouncements
On June 1, 2009, the Trust adopted Statement of Financial Accounting Standard (“SFAS”) No. 162, The Hierarchy of Generally Accepted Accounting Principles, (SFAS 162). The current hierarchy of generally accepted accounting principles is set forth in the American Institute of Certified Public Accountants (AICPA) Statement on Auditing Standards (SAS) No. 69, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. SFAS 162 is intended to improve financial reporting by identifying a consistent framework, or hierarchy, for selecting accounting principles to be used in preparing financial statements that are presented in conformity with U.S. generally accepted accounting principles for nongovernmental entities. This Statement was effective for annual reporting periods ending after September 15, 2009. The adoption of this statement did not impact the Trust’s application of GAAP in the preparation of the Trust’s financial statements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
2.	Summary of Significant Accounting Policies (Continued)
(k) Recent Accounting Pronouncements (Continued)
In May 2009, the FASB issued SFAS No. 165, Subsequent Events (SFAS No. 165). SFAS No. 165 (codified into ASC Topic 855) establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, SFAS No. 165 sets forth: (1) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, (2) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and (3) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. SFAS No. 165 is effective for interim and annual financial periods ending after June 15, 2009.
In February 2010, the FASB issued Accounting Standards Update 2010-09 (ASU 2010-09), Subsequent Events (Topic 855), amending guidance on subsequent events to alleviate potential conflicts between FASB guidance and SEC requirements. Under this amended guidance, SEC filers are no longer required to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. This guidance was effective immediately and we adopted these new requirements for the period ended May 31, 2010. The adoption of this guidance did not have a material impact on our financial statements.
In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” The new disclosure guidance will significantly expand the existing requirements and will lead to greater transparency into a company’s exposure to credit losses from lending arrangements. The extensive new disclosures of information as of the end of a reporting period will become effective for both interim and annual reporting periods ending after December 15, 2010. Specific items regarding activity that occurred before the issuance of the ASU, such as the allowance rollforward and modification disclosures, will be required for periods beginning after December 15, 2010. The Trust is currently assessing the impact that ASU 2010-20 will have on its financial statements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
3.	Bonds
The Bonds outstanding at May 31, 2010 consist of the following:

Type	Interest Rate	Stated Maturity	Outstanding Principal (000’s)	Unamortized Discount (000’s)	Carrying Amount (000’s)

Sequential	4.00%	June 1, 2018	$32,712	$4,818	$27,894
Interest on the Bonds is payable semiannually. On June 1, 2010, the Trust made a principal payment of $2,411,014 on the Bonds. The average amount of bond principal outstanding for the period ended May 31, 2010, was approximately $32,712,000.
Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
3.	Bonds (Continued)
The estimated aggregate principal payments on the Bonds at May 31, 2010 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

Amount
Fiscal Year	(000’s)
2010	$2,411
2011	5,103
2012	5,036
2013	4,487
2014	4,027
Thereafter	11,648

Total	$32,712

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.
In the event the Trust realizes negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
4.	Administrative Agreements
(a) Servicer
As compensation for the services provided under the servicing agreement, Berkadia Commercial Mortgage LLC (“Servicer”), formerly Capmark Finance, Inc., receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the period ended May 31, 2010, this fee totaled $17,072. Additionally, per the servicing agreement the Servicer shall be reimbursed for certain expenditures incurred related inspection of mortgaged property. For the period ended May 31, 2010 the Servicer was reimbursed approximately $1,640.
(b) Trustees
As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:
•	The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee is entitled to annual fees of $15,000 and $12,500, respectively, under the Declaration of Trust agreement. In addition the Owner Trustee is paid an annual registration fee of $1,000. The expected future minimum payments to the Owner Trustee under such agreement will be $28,500 in fiscal years 2010, 2011, 2012, 2013, 2014, and will total $256,500 thereafter.

•	The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses such as transaction costs. For the period ended May 31, 2010, total Bond Trustee fees and related expenses amounted to $3,848.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
5.	Certificates
The holders of the Class B certificates receive semi-annual distributions in May and November of each year, calculated in accordance with the Trust Indenture, from amounts collected by the Trust, on a pro rata basis. While the Bonds remain outstanding, the distributions are paid on the second business day in each June and December and, after the Bonds are paid in full, on the first business day of each month. The certificate holders of the Class B Certificates are entitled to one vote per certificate. At May 31, 2010, the November distribution of $443,298, which was paid on June 2, 2010, was recorded as distributions payable.
6.	Allowance For Loan Losses
An analysis of the allowance for loan losses for the period ended May 31, 2010 is summarized as follows:

Balance, beginning of period	$675,000
Decrease in reserve for loan losses	—
Charge-offs	—

Balance, end of period	$675,000

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
7.	Loans
Scheduled principal and interest payments on the Loans as of May 31, 2010 are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2010	$3,737	$666	$4,403
2011	5,901	1,178	7,079
2012	5,510	992	6,502
2013	4,953	821	5,774
2014	4,343	668	5,011
Thereafter	17,729	1,813	19,542

Total	$42,173	$6,138	$48,311

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments.
The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2010.

		Amortized	% of
	Number	Cost	Amortized
Type of Collateral	of Loans	(000’s)	Cost

Loans secured by a first mortgage	70	$21,591	67.1%
Loans not secured by a first mortgage	21	10,582	32.9%

Total Loans	91	$32,173	100%

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
7.	Loans (Continued)

		Amortized	% of
	Number	Cost	Amortized
Type of Institution	of Loans	(000’s)	Cost

Public	19	$11,319	35.2%
Private	72	20,854	64.8%

Total Loans	91	$32,173	100%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.
The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
8.	Fair Value of Financial Instruments
FASB ASC Topic 825 Financial Instruments allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.
Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its Loans and Bonds using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate and scheduled payments on the Bonds.
The fair values of the long-term fixed-maturity investments are determined by adding a market rate adjustment to the carrying value of the investments. This market rate adjustment is calculated using the net present value of the difference between future interest income to the Trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate at May 31, 2010, is based upon bonds with similar characteristics and maturity dates of the investment agreements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2010
8.	Fair Value of Financial Instruments (Continued)
The estimated fair value of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2010 is as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$32,173	*	$39,242
Investment Agreements:
Liquidity Fund	760		868
Revenue Fund	4,335		4,511

	$37,268		$44,621

Bonds payable	$27,894		$33,070

*	Net of allowance for loan losses of $675,000.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
May 31, 2010
(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (391%)
	ALABAMA
$ 895	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$677
1,135	Auburn University	3.000	12/01/2018	9.16	853
	CALIFORNIA
80	Azusa Pacific University	3.750	04/01/2015	10.88	66
395	California State University	3.000	11/01/2013	8.93	352
1,478	California State University	3.000	11/01/2019	8.99	1,132
254	Lassen Junior College District	3.000	04/01/2020	10.27	181
158	Occidental College	3.000	10/01/2019	10.41	114
820	University Student Co-Operative Association	3.000	04/01/2019	10.70	584
	DELAWARE
43	Wesley College	3.375	05/01/2013	10.88	38
369	University of Delaware	3.000	12/01/2018	8.81	286
	FLORIDA
850	University of Florida	3.000	07/01/2014	10.15	712
	GEORGIA
55	Emmanuel College	3.000	11/01/2013	10.45	48
152	Mercer University	3.000	05/01/2014	10.58	129
110	Morehouse College	3.000	07/01/2010	10.50	105
435	Paine College	3.000	10/01/2016	10.45	342
	ILLINOIS
385	Concordia College	3.000	05/01/2019	10.65	275
595	Sangamon State University	3.000	11/01/2018	10.12	458
	INDIANA
261	Taylor University	3.000	10/01/2013	10.49	227
2,519	Vincennes University	3.000	06/01/2023	9.02	1,743
	IOWA
150	Simpson College	3.000	07/01/2016	10.58	117
	KENTUCKY
47	Transylvania University	3.000	11/01/2010	10.51	45
	MARYLAND
106	Hood College	3.625	11/01/2014	10.54	91
775	Morgan State University	3.000	11/01/2014	10.56	650
The Accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
May 31, 2010
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	MASSACHUSETTS
$ 112	Hampshire College	3.000%	07/01/2013	10.75%	$95
442	Hampshire College	3.000	02/01/2014	10.70	373
41	Brandeis University	3.000	11/01/2011	10.64	38
300	College of the Holy Cross	3.625	10/01/2013	10.60	266
1,515	Northeastern University	3.000	05/01/2018	10.53	1,138
93	Springfield College	3.500	05/01/2013	10.67	83
1,437	Tufts University	3.000	10/01/2021	10.39	981
	MINNESOTA
247	MacAlester College	3.000	05/01/2020	10.46	177
	MISSISSIPPI
379	Hinds Junior College	3.000	04/01/2013	10.42	337
360	Millsaps College	3.000	11/01/2021	10.34	247
900	Mississippi State University	3.000	12/01/2020	9.64	629
	MISSOURI
100	Drury College	3.000	04/01/2015	10.63	83
25	Drury College	3.000	10/01/2010	10.75	24
	MONTANA
138	Carroll College	3.750	06/01/2014	10.46	116
86	Carroll College	3.000	06/01/2018	10.15	64
	NEW HAMPSHIRE
65	New England College	3.000	04/01/2016	10.77	51
	NEW JERSEY
840	Fairleigh Dickinson University	3.000	11/01/2017	10.39	643
210	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	175
595	Rider College	3.625	11/01/2013	10.42	523
197	Rider College	3.000	05/01/2017	10.70	149
	NEW Mexico
311	College of Santa Fe	3.000	10/01/2018	10.43	234
	NEW YORK
255	Daemen College	3.000	04/01/2016	10.77	198
525	D’Youville College	3.000	04/01/2018	10.90	383
215	Long Island University	3.625	06/01/2014	10.49	181
154	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	139
The Accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
May 31, 2010
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NORTH CAROLINA
$ 190	Elizabeth City State University	3.000%	10/01/2017	10.02%	$147
238	Saint Mary’s College	3.000	06/01/2020	10.14	168
	OHIO
285	Wittenberg University	3.000	05/01/2015	10.76	230
120	Wittenberg University	3.000	11/01/2017	10.39	92
	OREGON
397	George Fox College	3.000	07/01/2018	10.64	295
	PENNSYLVANIA
477	Carnegie-Mellon University	3.000	11/01/2017	10.51	364
370	Drexel University	3.500	05/01/2014	10.53	317
135	Gannon University	3.000	11/01/2011	10.49	125
77	Lycoming College	3.625	05/01/2014	10.64	65
125	Lycoming College	3.750	05/01/2015	10.62	104
59	Moravian College	3.375	11/01/2012	10.52	53
1,480	Philadelphia College of Art	3.000	01/01/2022	10.62	980
165	Saint Vincent College	3.500	05/01/2013	10.86	144
130	Seton Hill College	3.625	11/01/2014	10.53	111
610	Villanova University	3.000	04/01/2019	10.70	434
196	York Hospital	3.000	05/01/2020	10.64	137
	SOUTH CAROLINA
1,076	Benedict College	3.000	11/01/2020	10.36	758
	TENNESSEE
168	Cumberland University	3.000	08/01/2017	10.52	128
103	Hiwassee College	3.000	09/15/2018	10.58	76
	TEXAS
1,000	Southwest Texas State University	3.000	10/01/2015	9.51	832
507	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	462
130	Texas Southern University	3.500	04/01/2013	10.45	113
372	University of Saint Thomas	3.000	10/01/2019	10.41	268
The Accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
May 31, 2010
(Dollar Amounts in Thousands)
(continued)

						Internal
Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)
		VERMONT
$ 45		Champlain College	3.000%	12/01/2013		10.19%	$37
494		Saint Michael’s College	3.000	05/01/2013		10.60	435
97		Vermont State College	3.000	07/01/2014		9.30	83
		VIRGINIA
173		Lynchburg College	3.750	05/01/2015		10.64	145
310		Lynchburg College	3.000	05/01/2018		10.68	230
63		Mary Baldwin College	3.375	05/01/2012		10.68	57
255		Marymount University	3.000	05/01/2016		10.52	200
1,746		Norfolk State University	3.000	12/01/2021		9.77	1,203
169		Saint Paul’s College	3.000	11/01/2014		10.56	142
487		Virginia Commonwealth University	3.000	06/01/2011		10.01	448
20		Virginia Wesleyan College	3.000	11/01/2010		10.51	19
		WEST VIRGINIA
66		Bethany College	3.375	11/01/2012		10.54	60
140		Bethany College	3.000	11/01/2017		10.40	106
118		Bethany College	3.000	11/01/2012		10.40	105
		WISCONSIN
162		Carroll College	3.750	03/01/2015		10.93	132
255		Marian College	3.000	10/01/2016		10.45	201
		DISTRICT OF COLUMBIA
1,685		Georgetown University	3.000	11/01/2020		10.36	1,189
4,450		Georgetown University	4.000	11/01/2020		10.52	3,282
		PUERTO RICO
1,090		Inter American University of Puerto Rico	3.000	01/01/2017		10.94	839
329		University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011		9.39	305

42,173	(B)	Total College and University Loans					32,173

		Allowance for Loan Losses					675

		Net Loans of the Trust					31,498

		INVESTMENT AGREEMENTS (84%)
760		JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(C)	7.750	760
4,335		JPMorgan Chase Bank - Revenue Fund	7.050%	06/01/2018	(C)	7.050%	4,335

5,095		Total Investment Agreements					5,095
$47,268		Total Investments (100.0%)					36,593

		OTHER ASSETS, LESS LIABILITIES (-375%)					(28,531)
		NET ASSETS (100%)					$8,062

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	The tax basis in the Loans is approximately $42,173

(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full. (Note 2)
The Accompanying notes are an integral part of this schedule.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2009 — $176,000
     Fiscal year ended 2008 — $90,000
(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2008 — $0
     Fiscal year ended 2007 — $0
(c) Tax Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2009 — $0
     Fiscal year ended 2008 — $0
(d) All Other Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2009 — $73,400
-$55,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.
-$12,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.
-$6,400 out of pocket expenses.
Fiscal year ended 2008 — $65,400
-$44,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.
-$15,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.
-$6,400 out of pocket expenses.

(e)
(1) Audit Committee Policies regarding Pre-approval of Services. Not applicable to the registrant.
(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
Not applicable to the registrant.
(f) Not applicable to the registrant.
(g) Not applicable to the registrant.
(h) Not applicable to the registrant.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.
ITEM 11. CONTROLS AND PROCEDURES
(a) Not applicable to the registrant.
(b) Not applicable to the registrant.

ITEM 12. EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)
(1)	Code of ethics or amendments: not applicable to the registrant.

(2)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3)	Annual Compliance Statement of the Servicer, Capmark Finance, is attached.

(4)	Report on Compliance with minimum Master Servicing Standards is attached.

(5)	Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.
(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust Two
By (Signature and Title) /s/ Brian True, Vice President
Date August 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title) /s/ Bryan Calder, Executive Vice President
Date August 9, 2010